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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2005

                 Check here if Amendment [ ]; Amendment Number:
           This Amendment (check only one.)      [ ] is a restatement.
                                                 [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                          Name: CORUS BANKSHARES, INC.
                          Address: 3959 N. LINCOLN AVE.
                                CHICAGO, IL 60613

                         Form 13F File Number: 28-10052

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael E. Dulberg
Title:  Senior Vice President and Chief Accounting Officer
Phone:  773-832-3473

Signature, Place, and Date of Signing:

/s/ Michael E. Dulberg          Chicago, IL            October 31, 2005

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

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

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     18

Form 13F Information Table Value Total:     $   172,192
                                            (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                           FORM 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                                                         VALUE    SHRS OR   SH/  PUT/ INVESTMENT   OTHER    -----------------------
      NAME OF ISSUER        TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL DISCRETION  MANAGERS   SOLE     SHARED   NONE
--------------------------- --------------  ---------  --------   -------   ---  ---- ----------  --------  -------   ------   ----
AMCORE FINL INC              COMMON SHARES  023912108     2,157    69,100   SH           SOLE                69,100
AMSOUTH BANCORPORATION       COMMON SHARES  032165102    11,772   466,015   SH           SOLE               466,015
ASSOCIATED BANC CORP         COMMON SHARES  045487105     3,693   121,179   SH           SOLE               121,179
BANK OF AMERICA CORPORATION  COMMON SHARES  060505104    28,232   670,594   SH           SOLE               670,594
BANK NEW YORK INC            COMMON SHARES  064057102     2,941   100,000   SH           SOLE               100,000
CITIGROUP INC                COMMON SHARES  172967101    10,242   225,000   SH           SOLE               225,000
COMERICA INC                 COMMON SHARES  200340107    15,567   264,300   SH           SOLE               264,300
COMPASS BANCSHARES INC       COMMON SHARES  20449H109     4,984   108,750   SH           SOLE               108,750
FREMONT GEN CORP             COMMON SHARES  357288109    17,901   820,000   SH           SOLE               820,000
JP MORGAN CHASE & CO         COMMON SHARES  46625H100    16,994   500,864   SH           SOLE               500,864
MAF BANCORP INC              COMMON SHARES  55261R108     8,395   204,850   SH           SOLE               204,850
MERRILL LYNCH & CO INC       COMMON SHARES  590188108     8,098   132,000   SH           SOLE               132,000
MORGAN STANLEY DEAN
 WITTER&CO                   COMMON SHARES  617446448     4,423    82,000   SH           SOLE                82,000
NATIONAL CITY CORP           COMMON SHARES  635405103     2,492    74,520   SH           SOLE                74,520
REGIONS FINL CORP NEW        COMMON SHARES  7591EP100     4,467   143,554   SH           SOLE               143,554
SUNTRUST BKS INC             COMMON SHARES  867914103     3,334    48,000   SH           SOLE                48,000
U S BANCORP DEL              COMMON SHARES  902973304     7,550   268,870   SH           SOLE               268,870
WACHOVIA CORP 2ND NEW        COMMON SHARES  929903102    18,950   398,191   SH           SOLE               398,191